Not FDIC Insured May Lose Value No Bank Guarantee
38900-Q3PH
See Notes to Schedule of Investments

Schedule of Investments
(unaudited)
George Putnam Balanced Fund 2
Notes to Schedule of Investments 25

George Putnam Balanced Fund
Schedule of Investments (unaudited), April 30, 2025
George Putnam Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 61.2%
Aerospace & Defense 0.9%
a
Boeing Co. (The) ................................... United States 13,857 $ 2,539,157
Howmet Aerospace, Inc. .............................. United States 50,678 7,022,957
Northrop Grumman Corp. ............................. United States 8,637 4,201,901
RTX Corp. ........................................ United States 40,301 5,083,165
18,847,180
Air Freight & Logistics 0.4%
FedEx Corp. ....................................... United States 38,173 8,028,927
Automobiles 1.3%
General Motors Co. .................................. United States 54,152 2,449,836
a
Tesla, Inc. ......................................... United States 83,924 23,679,996
26,129,832
Banks 1.5%
Bank of America Corp. ............................... United States 213,775 8,525,347
Citigroup, Inc. ...................................... United States 149,163 10,199,766
JPMorgan Chase & Co. ............................... United States 36,185 8,851,575
PNC Financial Services Group, Inc. (The) ................. United States 14,367 2,308,633
29,885,321
Beverages 0.8%
Coca-Cola Co. (The) ................................. United States 201,166 14,594,593
PepsiCo, Inc. ...................................... United States 20,322 2,755,257
17,349,850
Biotechnology 1.1%
AbbVie, Inc. ....................................... United States 52,489 10,240,604
Amgen, Inc. ....................................... United States 5,858 1,704,209
a
Ascendis Pharma A/S, ADR ........................... Denmark 24,597 4,192,313
Regeneron Pharmaceuticals, Inc. ....................... United States 2,915 1,745,385
a
Vertex Pharmaceuticals, Inc. ........................... United States 7,755 3,951,173
21,833,684
Broadline Retail 2.9%
a
Amazon.com, Inc. ................................... United States 319,393 58,902,457
Building Products 0.3%
Trane Technologies plc ............................... United States 13,704 5,252,880
Capital Markets 1.4%
BlackRock, Inc. ..................................... United States 7,743 7,079,115
Charles Schwab Corp. (The) ........................... United States 82,844 6,743,502
CME Group, Inc. .................................... United States 16,980 4,704,818
KKR & Co., Inc. ..................................... United States 42,567 4,864,131
Nasdaq, Inc. ....................................... United States 15,185 1,157,249
b
TPG, Inc., A ....................................... United States 74,178 3,445,568
27,994,383
Chemicals 1.0%
Corteva, Inc. ....................................... United States 160,281 9,935,819
DuPont de Nemours, Inc. ............................. United States 56,342 3,718,009
Eastman Chemical Co. ............................... United States 17,272 1,329,944
Linde plc .......................................... United States 3,274 1,483,875
PPG Industries, Inc. ................................. United States 30,587 3,329,701
19,797,348

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.5%
Cintas Corp. ....................................... United States 13,060 $ 2,764,541
a
Copart, Inc. ........................................ United States 32,084 1,958,087
GFL Environmental, Inc. .............................. United States 37,049 1,848,745
Waste Connections, Inc. .............................. United States 13,764 2,720,179
9,291,552
Communications Equipment 0.9%
Cisco Systems, Inc. ................................. United States 302,326 17,453,280
Construction Materials 0.3%
CRH plc .......................................... United States 65,808 6,279,399
Consumer Finance 0.7%
Capital One Financial Corp. ........................... United States 75,325 13,578,085
Consumer Staples Distribution & Retail 1.5%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 6,776 796,587
Costco Wholesale Corp. .............................. United States 8,156 8,111,142
Target Corp. ....................................... United States 26,826 2,594,074
Walmart, Inc. ...................................... United States 191,482 18,621,624
30,123,427
Containers & Packaging 0.1%
Ball Corp. ......................................... United States 24,560 1,275,647
International Paper Co. ............................... United States 28,505 1,302,108
2,577,755
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 340,373 9,428,332
Electric Utilities 1.6%
Constellation Energy Corp. ............................ United States 8,025 1,793,106
NextEra Energy, Inc. ................................. United States 84,073 5,622,802
NRG Energy, Inc. ................................... United States 97,088 10,638,903
PG&E Corp. ....................................... United States 205,842 3,400,510
PPL Corp. ......................................... United States 228,772 8,350,178
Southern Co. (The) .................................. United States 29,584 2,718,474
32,523,973
Entertainment 1.5%
a
Live Nation Entertainment, Inc. ......................... United States 67,730 8,970,839
a
Netflix, Inc. ........................................ United States 7,984 9,035,652
a
Spotify Technology SA ................................ United States 8,618 5,291,280
Walt Disney Co. (The) ................................ United States 82,543 7,507,286
30,805,057
Financial Services 3.3%
Apollo Global Management, Inc. ........................ United States 33,222 4,534,139
a
Berkshire Hathaway, Inc., B ............................ United States 33,129 17,666,039
Corebridge Financial, Inc. ............................. United States 69,085 2,046,989
Mastercard, Inc., A .................................. United States 52,603 28,829,600
a
Toast, Inc., A ....................................... United States 67,750 2,410,545
Visa, Inc., A ........................................ United States 35,021 12,099,755
67,587,067
Food Products 0.3%
b
Mondelez International, Inc., A .......................... United States 83,988 5,722,102

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation 0.4%
Canadian Pacific Kansas City Ltd. ....................... Canada 40,056 $ 2,902,858
Union Pacific Corp. .................................. United States 25,589 5,518,524
8,421,382
Health Care Equipment & Supplies 1.3%
Abbott Laboratories .................................. United States 36,162 4,728,182
Becton Dickinson & Co. ............................... United States 17,818 3,689,930
a
Boston Scientific Corp. ............................... United States 64,075 6,591,395
a
Intuitive Surgical, Inc. ................................ United States 11,599 5,982,764
Medtronic plc ...................................... United States 53,561 4,539,830
Stryker Corp. ...................................... United States 3,044 1,138,212
26,670,313
Health Care Providers & Services 1.7%
Cencora, Inc. ...................................... United States 5,534 1,619,636
Cigna Group (The) .................................. United States 5,240 1,781,809
CVS Health Corp. ................................... United States 60,604 4,042,893
HCA Healthcare, Inc. ................................. United States 4,376 1,510,070
McKesson Corp. .................................... United States 14,887 10,611,305
UnitedHealth Group, Inc. .............................. United States 38,059 15,658,995
35,224,708
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 40,006 6,104,516
Hotels, Restaurants & Leisure 0.6%
a
Chipotle Mexican Grill, Inc., A .......................... United States 60,778 3,070,505
McDonald's Corp. ................................... United States 16,874 5,393,774
Starbucks Corp. .................................... United States 34,917 2,795,106
11,259,385
Household Durables 0.2%
DR Horton, Inc. ..................................... United States 26,083 3,295,326
Household Products 0.7%
Clorox Co. (The) .................................... United States 15,553 2,213,192
Procter & Gamble Co. (The) ........................... United States 70,027 11,384,289
13,597,481
Industrial Conglomerates 0.5%
Honeywell International, Inc. ........................... United States 45,669 9,613,325
Industrial REITs 0.2%
Prologis, Inc. ....................................... United States 46,917 4,794,917
Insurance 2.2%
AIA Group Ltd. ..................................... Hong Kong 297,000 2,225,396
Allstate Corp. (The) .................................. United States 61,512 12,203,366
American International Group, Inc. ...................... United States 68,072 5,549,229
Arch Capital Group Ltd. ............................... United States 48,752 4,420,831
Assured Guaranty Ltd. ............................... United States 16,062 1,409,119
a
AXA SA ........................................... France 54,317 2,568,972
MetLife, Inc. ....................................... United States 40,213 3,030,854
Progressive Corp. (The) .............................. United States 25,381 7,150,843
Prudential plc ...................................... Hong Kong 141,882 1,508,600
Unum Group ....................................... United States 37,917 2,944,634
Willis Towers Watson plc .............................. United States 7,931 2,441,162
45,453,006

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services 3.9%
Alphabet, Inc., A .................................... United States 259,617 $ 41,227,180
Meta Platforms, Inc., A ............................... United States 69,662 38,244,438
79,471,618
Life Sciences Tools & Services 0.9%
a
Bio-Rad Laboratories, Inc., A ........................... United States 10,611 2,589,933
Danaher Corp. ..................................... United States 17,440 3,476,315
a
ICON plc .......................................... United States 7,354 1,113,690
Thermo Fisher Scientific, Inc. .......................... United States 24,060 10,321,740
17,501,678
Machinery 0.9%
Fortive Corp. ....................................... United States 93,973 6,548,979
Ingersoll Rand, Inc. .................................. United States 47,732 3,600,425
Otis Worldwide Corp. ................................ United States 88,316 8,502,181
18,651,585
Media 0.0%
†
a
Charter Communications, Inc., A ........................ United States 2,396 938,897
Metals & Mining 0.3%
Agnico Eagle Mines Ltd. .............................. Canada 21,921 2,576,425
Glencore plc ....................................... Australia 1,186,356 3,889,748
6,466,173
Multi-Utilities 0.3%
Ameren Corp. ...................................... United States 31,300 3,106,212
CenterPoint Energy, Inc. .............................. United States 67,462 2,616,176
5,722,388
Oil, Gas & Consumable Fuels 2.1%
a
Antero Resources Corp. .............................. United States 63,931 2,226,717
BP plc ............................................ United States 644,723 2,976,939
Cenovus Energy, Inc. ................................ Canada 445,084 5,239,890
ConocoPhillips ..................................... United States 46,684 4,160,478
Exxon Mobil Corp. ................................... United States 207,181 21,884,529
Shell plc .......................................... United States 216,652 6,991,738
43,480,291
Passenger Airlines 0.1%
Southwest Airlines Co. ............................... United States 105,067 2,937,673
Pharmaceuticals 1.9%
Eli Lilly & Co. ...................................... United States 27,304 24,544,931
a
Innoviva, Inc. ...................................... United States 143,470 2,681,454
Johnson & Johnson ................................. United States 44,104 6,893,896
Merck & Co., Inc. ................................... United States 56,925 4,850,010
38,970,291
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 16,612 2,029,654
Semiconductors & Semiconductor Equipment 6.6%
Analog Devices, Inc. ................................. United States 75,323 14,681,959
Broadcom, Inc. ..................................... United States 136,361 26,245,402
Marvell Technology, Inc. .............................. United States 294,441 17,186,521
NVIDIA Corp. ...................................... United States 639,619 69,667,302

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc. ................................... United States 37,785 $ 5,609,561
133,390,745
Software 6.1%
a
AppLovin Corp., A ................................... United States 6,957 1,873,590
Microsoft Corp. ..................................... United States 207,997 82,212,894
Oracle Corp. ....................................... United States 113,948 16,034,763
Roper Technologies, Inc. .............................. United States 8,027 4,495,762
Salesforce, Inc. ..................................... United States 71,631 19,247,966
123,864,975
Specialized REITs 0.7%
American Tower Corp. ................................ United States 65,725 14,815,072
Specialty Retail 1.1%
Home Depot, Inc. (The) ............................... United States 26,115 9,414,196
Lowe's Cos., Inc. .................................... United States 30,433 6,803,602
a
O'Reilly Automotive, Inc. .............................. United States 517 731,658
TJX Cos., Inc. (The) ................................. United States 44,907 5,778,633
22,728,089
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc. ........................................ United States 315,881 67,124,712
c
Seagate Technology Holdings plc ....................... United States 244,094 22,219,877
89,344,589
Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., A ................................ United States 120,834 1,934,552
a
Lululemon Athletica, Inc. .............................. United States 9,128 2,471,589
NIKE, Inc., B ....................................... United States 13,978 788,359
a
On Holding AG, A ................................... Switzerland 41,111 1,977,850
7,172,350
Tobacco 0.4%
Philip Morris International, Inc. ......................... United States 50,504 8,654,365
Trading Companies & Distributors 0.2%
United Rentals, Inc. .................................. United States 6,645 4,195,985
Total Common Stocks (Cost $813,452,870) ...................................
1,244,162,668
Principal
Amount
*
Corporate Bonds 14.4%
Aerospace & Defense 0.4%
d
BAE Systems plc , Senior Note , 144A, 5.125% , 3/26/29 ....... United Kingdom 1,145,000 1,169,452
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 139,000 127,638
Senior Bond, 6.125%, 2/15/33 ........................ United States 1,044,000 1,083,774
Senior Bond, 3.375%, 6/15/46 ........................ United States 278,000 185,002
Senior Bond, 5.805%, 5/01/50 ........................ United States 304,000 285,177
Senior Bond, 6.858%, 5/01/54 ........................ United States 565,000 604,050
Senior Bond, 3.95%, 8/01/59 ......................... United States 480,000 320,306
Senior Note, 2.196%, 2/04/26 ........................ United States 1,405,000 1,376,851
Senior Note, 6.259%, 5/01/27 ........................ United States 87,000 89,647
Senior Note, 6.298%, 5/01/29 ........................ United States 132,000 138,890
Senior Note, 6.528%, 5/01/34 ........................ United States 192,000 206,377

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 801,000 $ 847,829
Senior Bond, 5.95%, 2/01/37 ......................... United States 512,000 533,430
Senior Note, 3%, 1/15/29 ........................... United States 942,000 895,939
7,864,362
Automobiles 0.1%
d
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 106,000 110,907
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 930,000 971,651
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 540,000 544,419
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 315,000 308,673
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 254,000 255,445
2,191,095
Banks 2.5%
d
Australia & New Zealand Banking Group Ltd. ,
e
Junior Sub. Bond, 144A, 6.75% to 6/14/26, FRN thereafter,
Perpetual ....................................... Australia 200,000 202,385
Sub. Bond, 144A, 2.57% to 11/24/30, FRN thereafter, 11/25/35 Australia 920,000 797,413
Banco Santander SA ,
Senior Non-Preferred Note, 1.722% to 9/13/26, FRN thereafter,
9/14/27 ......................................... Spain 3,800,000 3,649,871
Sub. Bond, 5.179%, 11/19/25 ........................ Spain 1,200,000 1,201,551
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 363,000 368,322
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 245,000 248,427
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .... United States 655,000 633,872
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 245,000 249,643
f
Sub. Bond, FRN, 5.321%, (3-month SOFR + 1.022%), 9/15/26 United States 275,000 274,759
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 1,290,000 1,263,094
Sub. Bond, 6.11%, 1/29/37 .......................... United States 500,000 516,586
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 3,283,000 2,928,480
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 1,255,000 1,244,920
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 930,000 942,768
d
BNP Paribas SA , Sub. Bond , 144A, 2.588% to 8/11/30, FRN
thereafter , 8/12/35 ................................. France 695,000 601,025
d
BPCE SA , Sub. Bond , 144A, 3.648% to 1/13/32, FRN thereafter ,
1/14/37 ......................................... France 482,000 414,602
d
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 700,000 722,192
Citigroup, Inc. ,
e
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 865,000 855,274
e
X, Junior Sub. Bond, 3.875% to 2/17/26, FRN thereafter,
Perpetual ....................................... United States 945,000 921,429
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 10,000 9,816
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 1,755,000 1,761,178
Sub. Bond, 4.45%, 9/29/27 .......................... United States 3,039,000 3,030,384
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 271,000 277,474
Sub. Bond, 4.75%, 5/18/46 .......................... United States 1,380,000 1,143,121
d
Commonwealth Bank of Australia ,
Sub. Bond, 144A, 2.688%, 3/11/31 .................... Australia 535,000 471,266
Sub. Bond, 144A, 5.837%, 3/13/34 .................... Australia 1,085,000 1,107,587

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
d
Cooperatieve Rabobank UA , Senior Non-Preferred Note , 144A,
1.98% to 12/14/26, FRN thereafter , 12/15/27 ............. Netherlands 285,000 $ 273,607
d
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 340,000 328,917
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN
thereafter , 7/27/29 ................................. United States 795,000 833,890
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,259,000 1,299,767
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 1,015,000 1,035,758
d
Intesa Sanpaolo SpA , Sub. Bond , 144A, 4.198% to 5/31/31, FRN
thereafter , 6/01/32 ................................. Italy 1,510,000 1,351,310
JPMorgan Chase & Co. ,
e
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 195,000 189,410
f
W, Junior Sub. Bond, FRN, 5.585%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 595,000 525,299
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 ... United States 2,088,000 2,065,192
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 491,000 499,763
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 1,249,000 1,275,935
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,532,000 1,580,788
Lloyds Banking Group plc ,
Sub. Bond, 4.65%, 3/24/26 .......................... United Kingdom 315,000 314,050
Sub. Bond, 3.369% to 12/13/41, FRN thereafter, 12/14/46 ... United Kingdom 735,000 512,174
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 790,000 797,558
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 2,557,000 2,421,360
Royal Bank of Canada ,
Senior Note, 5.2%, 8/01/28 .......................... Canada 1,950,000 2,002,753
Sub. Bond, 4.65%, 1/27/26 .......................... Canada 322,000 322,047
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...
Canada 734,000 731,692
f
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 575,000 563,006
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 937,000 953,568
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,627,000 1,346,932
e
Wells Fargo & Co. , BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN
thereafter , Perpetual ............................... United States 610,000 599,501
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 1,095,000 1,196,923
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 600,000 534,168
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 535,000 390,439
49,783,246
Biotechnology 0.1%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................
United States 301,000 303,639
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 320,000 307,356
Senior Bond, 5.75%, 3/02/63 ......................... United States 677,000 644,429
Senior Note, 5.25%, 3/02/30 ......................... United States 650,000 668,686
1,924,110

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets 1.0%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 1,555,000 $ 1,543,039
Senior Note, 7%, 1/15/27 ........................... United States 325,000 334,107
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 578,000 556,999
Deutsche Bank AG ,
Senior Non-Preferred Note, 2.311% to 11/15/26, FRN thereafter,
11/16/27 ........................................ Germany 1,035,000 996,816
Sub. Bond, 3.729% to 10/13/30, FRN thereafter, 1/14/32 .... Germany 1,530,000 1,378,977
Goldman Sachs Group, Inc. (The) ,
e
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 185,000 177,288
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 804,000 796,518
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 432,000 354,135
Senior Note, 4.35%, 6/15/29 ......................... United States 522,000 523,281
d
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 1,065,000 1,070,816
Jefferies Financial Group, Inc. ,
Senior Note, 5.03%, 3/16/26 ......................... United States 720,000 721,871
Senior Note, 6.2%, 4/14/34 .......................... United States 564,000 571,880
d
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 105,000 101,541
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 529,000 562,495
Senior Note, 5.2%, 3/15/30 .......................... United States 764,000 771,656
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 1,030,000 1,046,509
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 490,000 499,743
Sub. Bond, 4.35%, 9/08/26 .......................... United States 3,409,000 3,404,265
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 744,000 749,334
d
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 1,432,000 1,324,493
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 146,000 149,978
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 1,550,000 1,434,522
d
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 443,000 434,310
Senior Bond, 144A, 9.016% to 11/14/32, FRN thereafter,
11/15/33 ........................................ Switzerland 1,090,000 1,332,517
Senior Note, 144A, 2.193% to 6/04/25, FRN thereafter, 6/05/26 Switzerland 320,000 319,190
21,156,280
Chemicals 0.4%
Celanese US Holdings LLC ,
Senior Note, 1.4%, 8/05/26 .......................... United States 750,000 716,075
Senior Note, 6.415%, 7/15/27 ........................ United States 763,000 769,870
Senior Note, 6.58%, 7/15/29 ......................... United States 232,000 234,278
Senior Note, 6.8%, 11/15/30 ......................... United States 484,000 484,294
d
CF Industries, Inc. , Senior Bond , 144A, 4.5% , 12/01/26 ....... United States 76,000 75,903
DuPont de Nemours, Inc. , Senior Bond , 5.419% , 11/15/48 .....
United States 1,533,000 1,498,470
Huntsman International LLC ,
Senior Bond, 4.5%, 5/01/29 .......................... United States 1,600,000 1,508,954
Senior Bond, 5.7%, 10/15/34 ......................... United States 440,000 397,222
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 625,000 622,415
d
Senior Bond, 144A, 3.468%, 12/01/50 .................. United States 182,000 117,316

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
Nutrien Ltd. , Senior Note , 4% , 12/15/26 ...................
Canada 1,170,000 $ 1,160,815
7,585,612
Commercial Services & Supplies 0.2%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,670,000 1,710,025
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................ United States 1,318,000 1,317,856
Senior Bond, 5%, 3/01/34 ........................... United States 520,000 522,133
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 880,000 901,309
4,451,323
Communications Equipment 0.0%
†
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........
United States 986,000 998,343
Construction & Engineering 0.1%
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 1,185,000 1,212,439
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 1,890,000 1,670,759
Senior Note, 4.875%, 4/01/28 ........................ Ireland 370,000 372,281
Senior Note, 5.1%, 1/19/29 .......................... Ireland 285,000 288,208
d
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 540,000 535,666
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 649,000 719,073
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 1,146,000 1,131,630
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 383,000 426,856
Sub. Bond, 4.2%, 10/29/25 .......................... United States 227,000 226,561
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 1,120,000 1,113,991
General Motors Financial Co., Inc. ,
Senior Note, 5.8%, 1/07/29 .......................... United States 715,000 729,964
Senior Note, 4.9%, 10/06/29 ......................... United States 404,000 397,532
d
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 528,000 518,670
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 677,000 695,982
8,827,173
Consumer Staples Distribution & Retail 0.2%
d
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 2,072,000 1,894,817
d
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 995,000 974,628
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 919,000 849,909
3,719,354
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 1,167,000 1,138,061
Senior Secured Note, 1.65%, 1/15/27 .................. United States 964,000 915,021
Senior Secured Note, 5.5%, 4/15/28 ................... United States 81,000 82,850
d
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 30,000 29,958
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 1,040,000 1,187,920

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC, (continued)
Senior Bond, 7.95%, 2/15/31 ......................... United States 168,000 $ 192,709
3,546,519
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 165,000 147,884
Senior Note, 4%, 5/15/31 ........................... United States 1,335,000 1,220,027
1,367,911
Diversified REITs 0.2%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 453,000 390,716
Senior Bond, 6.75%, 12/01/33 ........................ United States 690,000 728,104
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 752,000 756,736
Senior Note, 4.75%, 2/15/28 ......................... United States 760,000 760,855
d
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 285,000 279,997
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 945,000 930,736
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 730,000 699,800
4,546,944
Diversified Telecommunication Services 0.3%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................... United States 991,000 842,393
Senior Bond, 2.55%, 12/01/33 ........................ United States 1,464,000 1,208,609
Senior Bond, 4.75%, 5/15/46 ......................... United States 94,000 80,119
Senior Bond, 3.55%, 9/15/55 ......................... United States 56,000 37,541
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 1,613,000 1,725,690
Verizon Communications, Inc. ,
Senior Note, 4.329%, 9/21/28 ........................ United States 1,904,000 1,910,797
Senior Note, 2.355%, 3/15/32 ........................ United States 628,000 536,237
6,341,386
Electric Utilities 1.2%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 296,000 303,537
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 528,000 524,340
d
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 345,000 299,839
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 502,000 512,368
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 547,000 573,744
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 466,000 395,774
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................... United States 1,071,000 1,089,434
Senior Bond, 5.8%, 6/15/54 .......................... United States 767,000 735,853
Senior Note, 4.85%, 1/05/29 ......................... United States 125,000 126,743

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 139,000 $ 136,296
d
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 920,000 1,041,549
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 465,000 476,542
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 237,000 239,478
Senior Note, 5.15%, 3/15/29 ......................... United States 1,655,000 1,692,678
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 225,000 222,905
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 824,000 822,434
Senior Bond, 5.25%, 3/15/34 ......................... United States 713,000 720,283
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 729,000 695,598
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 625,000 609,703
Senior Note, 5.3%, 3/15/32 .......................... United States 2,005,000 2,047,242
g
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 ..... United States 400,000 401,532
d
NRG Energy, Inc. ,
Senior Secured Note, 144A, 2%, 12/02/25 ............... United States 620,000 608,636
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 900,000 848,697
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.75%, 3/15/29 .................. United States 445,000 466,108
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 783,000 691,009
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 480,000 486,786
Senior Bond, 4.95%, 7/01/50 ......................... United States 506,000 408,193
Senior Bond, 6.75%, 1/15/53 ......................... United States 550,000 554,504
Senior Note, 2.1%, 8/01/27 .......................... United States 235,000 221,381
Senior Note, 3.3%, 12/01/27 ......................... United States 1,050,000 1,012,752
Senior Note, 5.55%, 5/15/29 ......................... United States 275,000 279,583
PacifiCorp , Senior Bond , 2.7% , 9/15/30 ...................
United States 588,000 529,169
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 105,000 109,015
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..
United States 770,000 762,405
d
Vistra Operations Co. LLC ,
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 442,000 432,493
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............ United States 743,000 798,359
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 896,000 905,878
Senior Secured Note, 144A, 3.7%, 1/30/27 .............. United States 920,000 904,344
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 1,250,000 1,262,940
24,950,124
Electrical Equipment 0.1%
d
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 1,227,000 1,186,448
Electronic Equipment, Instruments & Components 0.0%
†
Flex Ltd. , Senior Note , 5.25% , 1/15/32 ...................
United States 822,000 808,139
Entertainment 0.2%
Netflix, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 273,000 265,139
d
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 1,779,000 1,853,390

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment (continued)
Walt Disney Co. (The) , Senior Bond , 4.75% , 9/15/44 .........
United States 26,000 $ 23,233
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 2,386,000 2,322,648
4,464,410
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 521,000 505,241
Food Products 0.2%
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL ,
Senior Note, 3%, 2/02/29 ........................... United States 1,090,000 1,025,418
Senior Note, 5.75%, 4/01/33 ......................... United States 212,000 216,550
Senior Note, 6.75%, 3/15/34 ......................... United States 665,000 721,458
d
JBS USA LUX SARL / JBS USA Food Co. / JBS USA Foods
Group , Senior Bond , 144A, 5.95% , 4/20/35 .............. United States 410,000 422,332
d
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 475,000 472,057
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 385,000 379,774
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 240,000 236,745
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 239,000 240,980
Senior Note, 144A, 5%, 3/01/32 ...................... United States 390,000 393,319
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 510,000 512,218
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 345,000 306,471
4,927,322
Gas Utilities 0.0%
†
CenterPoint Energy Resources Corp. , Senior Bond , 5.4% ,
7/01/34 ......................................... United States 520,000 525,860
Ground Transportation 0.3%
d
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 1,155,000 1,146,028
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 1,190,000 1,165,349
d
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 595,000 584,536
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 2,165,000 2,157,235
d
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 885,000 896,801
5,949,949
Health Care Equipment & Supplies 0.1%
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 547,000 500,695
GE HealthCare Technologies, Inc. , Senior Note , 5.65% , 11/15/27
United States 675,000 694,472
1,195,167
Health Care Providers & Services 0.3%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............
United States 940,000 794,677
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 285,000 289,004
Senior Bond, 4.78%, 3/25/38 ......................... United States 398,000 359,136
HCA, Inc. ,
Senior Bond, 5.25%, 6/15/26 ......................... United States 143,000 143,416
Senior Bond, 5.6%, 4/01/34 .......................... United States 433,000 435,408
Senior Bond, 6%, 4/01/54 ........................... United States 571,000 543,533
Senior Note, 5.375%, 9/01/26 ........................ United States 458,000 460,665

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
HCA, Inc., (continued)
Senior Note, 3.625%, 3/15/32 ........................ United States 247,000 $ 224,136
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 1,025,000 1,056,020
Icon Investments Six DAC ,
Senior Secured Note, 5.809%, 5/08/27 ................. United States 557,000 568,284
Senior Secured Note, 5.849%, 5/08/29 ................. United States 238,000 243,826
5,118,105
Hotels, Restaurants & Leisure 0.2%
d
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 140,000 139,114
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 1,861,000 1,776,222
Hyatt Hotels Corp. ,
Senior Note, 5.05%, 3/30/28 ......................... United States 1,240,000 1,246,239
Senior Note, 5.25%, 6/30/29 ......................... United States 635,000 637,349
Senior Note, 5.375%, 12/15/31 ....................... United States 425,000 422,746
Las Vegas Sands Corp. , Senior Note , 3.5% , 8/18/26 .........
United States 433,000 423,656
4,645,326
Household Durables 0.2%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 1,846,000 1,792,974
Senior Bond, 5.5%, 10/15/35 ......................... United States 1,220,000 1,222,108
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 501,000 496,553
Senior Bond, 3.8%, 11/01/29 ......................... United States 605,000 579,916
4,091,551
Independent Power and Renewable Electricity Producers 0.2%
AES Corp. (The) , Senior Note , 2.45% , 1/15/31 .............
United States 937,000 802,527
d
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 640,000 679,851
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 436,000 458,513
Senior Bond, 6.5%, 10/01/53 ......................... United States 1,060,000 1,098,687
Senior Bond, 5.75%, 3/15/54 ......................... United States 439,000 415,194
Senior Note, 5.6%, 3/01/28 .......................... United States 1,460,000 1,508,795
4,963,567
Industrial REITs 0.1%
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 419,000 377,834
Senior Bond, 5%, 3/15/34 ........................... United States 507,000 502,589
Senior Note, 2.125%, 4/15/27 ........................ United States 194,000 186,856
1,067,279
Insurance 0.7%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 490,000 496,365
d
Athene Global Funding ,
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 968,000 984,133
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 763,000 762,173
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 411,000 416,617
Senior Bond, 6.25%, 4/01/54 ......................... United States 309,000 299,878

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 724,000 $ 637,112
Senior Bond, 2.85%, 10/15/50 ........................ United States 5,000 3,180
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 591,000 583,921
CNO Financial Group, Inc. ,
Senior Bond, 5.25%, 5/30/25 ......................... United States 241,000 240,993
Senior Bond, 6.45%, 6/15/34 ......................... United States 1,393,000 1,438,633
d
CNO Global Funding ,
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 139,467
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 120,000 120,272
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 740,000 754,595
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 1,225,000 1,234,749
Fidelity National Financial, Inc. , Senior Bond , 3.2% , 9/17/51 ...
United States 513,000 302,888
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 1,422,000 1,425,760
d
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 1,305,000 859,956
d
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 2,264,000 2,446,603
d
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 234,000 264,782
13,412,077
Interactive Media & Services 0.2%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 2,686,000 2,586,735
Senior Bond, 5.75%, 5/15/63 ......................... United States 386,000 386,399
Senior Bond, 5.55%, 8/15/64 ......................... United States 180,000 173,356
3,146,490
IT Services 0.0%
†
d
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ................... United States 545,000 502,204
Senior Note, 144A, 3.625%, 6/15/29 ................... United States 141,000 132,389
634,593
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 650,000 530,325
Senior Bond, 5.1%, 4/01/52 .......................... United States 830,000 617,204
Senior Note, 5.85%, 3/18/29 ......................... United States 565,000 572,724
1,720,253
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 536,000 536,249
Machinery 0.1%
Oshkosh Corp. , Senior Bond , 3.1% , 3/01/30 ...............
United States 146,000 134,102
Westinghouse Air Brake Technologies Corp. , Senior Bond ,
5.611% , 3/11/34 ................................... United States 1,380,000 1,418,574
1,552,676

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 59,000 $ 36,391
Senior Secured Note, 2.25%, 1/15/29 .................. United States 274,000 248,675
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 825,000 621,278
Senior Bond, 3.45%, 2/01/50 ......................... United States 1,450,000 983,722
Discovery Communications LLC , Senior Note , 3.625% , 5/15/30 .
United States 25,000 22,181
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 1,668,000 1,675,962
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 240,000 233,242
Senior Bond, 4.2%, 6/01/29 .......................... United States 815,000 787,098
Senior Bond, 4.95%, 1/15/31 ......................... United States 275,000 266,145
Senior Bond, 4.2%, 5/19/32 .......................... United States 8,000 7,161
Senior Note, 3.7%, 6/01/28 .......................... United States 640,000 622,378
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 600,000 683,298
6,187,531
Metals & Mining 0.1%
d
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 1,790,000 1,587,128
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 1,061,000 1,061,634
2,648,762
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 228,000 189,953
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................... United States 491,000 506,396
Senior Note, 4.95%, 7/01/27 ......................... United States 745,000 752,809
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 1,160,000 1,186,501
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 510,000 482,252
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 564,000 568,111
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 525,000 510,505
4,196,527
Oil, Gas & Consumable Fuels 1.0%
d
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 617,000 540,608
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 945,000 1,027,934
d
Senior Note, 144A, 5%, 12/15/29 ..................... Canada 252,000 251,335
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 468,000 411,079
Senior Note, 4.5%, 10/01/29 ......................... United States 1,645,000 1,607,782
d
Columbia Pipelines Operating Co. LLC ,
Senior Bond, 144A, 6.544%, 11/15/53 .................. United States 525,000 535,533
Senior Note, 144A, 5.927%, 8/15/30 ................... United States 497,000 520,032
d
DT Midstream, Inc. , Senior Secured Bond , 144A, 5.8% , 12/15/34 United States 1,040,000 1,031,333
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 394,000 406,965
Senior Bond, 5.65%, 10/15/54 ........................ United States 151,000 142,300

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..
United States 439,000 $ 507,997
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 416,000 414,658
Energy Transfer LP ,
e
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 2,076,000 2,000,781
Senior Bond, 6.5%, 2/01/42 .......................... United States 123,000 122,033
Senior Note, 5.25%, 7/01/29 ......................... United States 410,000 415,708
Senior Note, 5.2%, 4/01/30 .......................... United States 421,000 425,371
Kinder Morgan Energy Partners LP , Senior Bond , 5.4% , 9/01/44
United States 178,000 159,863
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 452,000 512,966
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 1,720,000 1,837,349
Senior Note, 5.2%, 8/01/29 .......................... United States 255,000 251,479
ONEOK, Inc. ,
Senior Bond, 6.05%, 9/01/33 ......................... United States 108,000 110,859
Senior Note, 4.75%, 10/15/31 ........................ United States 845,000 824,599
Senior Note, 6.1%, 11/15/32 ......................... United States 909,000 944,549
Ovintiv, Inc. ,
Senior Bond, 6.25%, 7/15/33 ......................... United States 193,000 190,358
Senior Note, 5.65%, 5/15/28 ......................... United States 278,000 283,232
d
South Bow USA Infrastructure Holdings LLC ,
Senior Bond, 144A, 5.584%, 10/01/34 .................. Canada 412,000 398,643
Senior Note, 144A, 5.026%, 10/01/29 .................. Canada 925,000 917,843
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 444,000 432,060
d
Venture Global Calcasieu Pass LLC , Senior Secured Note , 144A,
6.25% , 1/15/30 ................................... United States 1,895,000 1,897,397
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 697,000 703,376
19,826,022
Paper & Forest Products 0.1%
d
Georgia-Pacific LLC , Senior Note , 144A, 2.1% , 4/30/27 ....... United States 1,525,000 1,466,718
Passenger Airlines 0.1%
d
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 1,190,000 1,154,939
Personal Care Products 0.1%
Haleon US Capital LLC , Senior Note , 3.375% , 3/24/27 .......
United States 740,000 728,877
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 1,490,000 1,508,830
2,237,707
Pharmaceuticals 0.2%
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 1,355,000 1,338,506
Senior Bond, 5.3%, 5/19/53 .......................... United States 629,000 582,946
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 743,000 738,179
Senior Note, 5.15%, 9/02/29 ......................... United States 666,000 673,253
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 532,557
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 304,000 320,528
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 557,000 494,846
4,680,815

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Professional Services 0.1%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 1,195,000 $ 1,213,292
Semiconductors & Semiconductor Equipment 0.3%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 811,000 821,392
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 1,003,000 977,950
d
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 606,000 494,798
d
Senior Bond, 144A, 4.926%, 5/15/37 ................... United States 2,469,000 2,365,728
d
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 285,000 288,818
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 430,000 438,949
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................... United States 808,000 836,439
Senior Note, 5.95%, 9/15/33 ......................... United States 723,000 748,632
6,972,706
Software 0.2%
Atlassian Corp. , Senior Bond , 5.5% , 5/15/34 ...............
United States 230,000 231,535
Oracle Corp. ,
Senior Bond, 3.65%, 3/25/41 ......................... United States 1,568,000 1,199,232
Senior Note, 1.65%, 3/25/26 ......................... United States 1,385,000 1,350,053
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 1,362,000 1,168,769
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 940,000 942,369
Senior Bond, 5.7%, 4/01/55 .......................... United States 70,000 67,716
4,959,674
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 1,710,000 1,672,712
Senior Bond, 2.9%, 1/15/30 .......................... United States 921,000 853,349
Senior Bond, 2.7%, 4/15/31 .......................... United States 1,939,000 1,725,566
Senior Note, 2.75%, 1/15/27 ......................... United States 686,000 666,600
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 549,000 537,033
Senior Bond, 3.8%, 2/15/28 .......................... United States 458,000 447,583
Senior Bond, 4.75%, 5/15/47 ......................... United States 165,000 139,423
Senior Note, 4.9%, 9/01/29 .......................... United States 785,000 787,181
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 255,000 250,797
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 1,483,000 1,396,107
Weyerhaeuser Co. , Senior Bond , 7.375% , 3/15/32 ..........
United States 140,000 157,210
8,633,561
Specialty Retail 0.1%
AutoNation, Inc. , Senior Bond , 4.5% , 10/01/25 .............
United States 137,000 136,636
Dick's Sporting Goods, Inc. , Senior Bond , 4.1% , 1/15/52 ......
United States 710,000 487,072
Home Depot, Inc. (The) , Senior Bond , 5.3% , 6/25/54 .........
United States 457,000 434,345
1,058,053
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 301,000 290,715
Senior Bond, 5.6%, 10/15/54 ......................... United States 601,000 554,873

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co., (continued)
Senior Note, 4.55%, 10/15/29 ........................ United States 517,000 $ 512,329
Senior Note, 4.85%, 10/15/31 ........................ United States 601,000 593,963
1,951,880
Textiles, Apparel & Luxury Goods 0.1%
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 211,000 182,711
Senior Bond, 5.5%, 3/11/35 .......................... United States 587,000 571,980
Senior Note, 5.1%, 3/11/30 .......................... United States 478,000 480,211
1,234,902
Tobacco 0.1%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,517,000 1,556,819
Senior Note, 4.375%, 4/30/30 ........................ United States 580,000 576,694
Senior Note, 4.75%, 11/01/31 ........................ United States 535,000 537,171
2,670,684
Trading Companies & Distributors 0.2%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 328,000 327,948
Senior Bond, 3.25%, 10/01/29 ........................ United States 928,000 872,682
Senior Bond, 3%, 2/01/30 ........................... United States 1,625,000 1,498,629
d
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 1,055,000 1,065,591
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 935,000 925,834
4,690,684
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 85,000 99,818
Senior Bond, 4.3%, 2/15/48 .......................... Canada 90,000 69,510
Senior Note, 5%, 2/15/29 ........................... Canada 1,050,000 1,059,264
Senior Note, 3.8%, 3/15/32 .......................... Canada 544,000 497,463
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 600,000 598,210
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 1,195,000 1,204,648
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 592,000 588,409
Senior Note, 3.75%, 4/15/27 ......................... United States 1,762,000 1,743,405
Senior Note, 3.875%, 4/15/30 ........................ United States 44,000 42,470
5,903,197
Total Corporate Bonds (Cost $298,671,460) ...................................
292,604,577
Foreign Government and Agency Securities 0.1%
d
Electricite de France SA ,
Senior Bond, 144A, 5.75%, 1/13/35 .................... France 840,000 857,022
Senior Bond, 144A, 4.75%, 10/13/35 ................... France 1,079,000 1,024,845
Total Foreign Government and Agency Securities (Cost $1,810,477) .............
1,881,867
U.S. Government and Agency Securities 13.3%
U.S. Treasury Bonds ,
1.875%, 2/15/41 .................................. United States 8,060,000 5,590,680

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Bonds, (continued)
h
2.75%, 8/15/42 ................................... United States 19,190,000 $ 14,825,774
3.375%, 11/15/48 ................................. United States 19,030,000 15,208,018
3%, 2/15/49 ..................................... United States 17,130,000 12,754,824
1.875%, 2/15/51 .................................. United States 27,550,000 15,657,225
3.625%, 2/15/53 .................................. United States 9,360,000 7,749,787
U.S. Treasury Notes ,
i
0.25%, 9/30/25 ................................... United States 154,000 151,510
3.625%, 5/15/26 .................................. United States 10,000 9,975
1.5%, 8/15/26 .................................... United States 2,720,000 2,642,544
4.375%, 8/15/26 .................................. United States 11,010,000 11,092,360
2.375%, 5/15/27 .................................. United States 10,260,000 10,014,121
i
0.75%, 1/31/28 ................................... United States 143,000 132,468
1.25%, 9/30/28 ................................... United States 26,660,000 24,649,565
1.375%, 12/31/28 ................................. United States 10,650,000 9,831,697
2.375%, 3/31/29 .................................. United States 42,970,000 40,986,834
3.25%, 6/30/29 ................................... United States 14,450,000 14,218,292
4.25%, 6/30/29 ................................... United States 38,100,000 38,943,855
1.625%, 5/15/31 .................................. United States 10,110,000 8,906,476
3.375%, 5/15/33 .................................. United States 4,960,000 4,737,381
3.875%, 8/15/33 .................................. United States 9,820,000 9,698,209
4%, 2/15/34 ..................................... United States 15,480,000 15,365,412
4.375%, 5/15/34 .................................. United States 6,490,000 6,615,870
Total U.S. Government and Agency Securities (Cost $275,185,484) ..............
269,782,877
Asset-Backed Securities 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
d
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 362,518 378,414
2013, 144A, 4.704%, 1/10/36 ......................... United States 430,762 419,827
798,241
a a a a a a
Total Asset-Backed Securities (Cost $793,280) ................................
798,241
Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
j
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 365,638 346,196
j
COMM Mortgage Trust , 2012-LC4 , C , FRN , 5.472% , 12/10/44 .. United States 56,504 52,117
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 1,066,000 959,157
j
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , D , FRN , 5.129% , 5/15/45 ......................... United States 287,303 283,301
d,k
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 2,032,334 165
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 1,112,000 1,085,101
2,726,037
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $3,545,158) ...............
2,726,037
Mortgage-Backed Securities 7.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.8%
FHLMC Pool, 30 Year, 2%, 3/01/51 - 1/01/52 ............... United States 2,332,165 1,860,236
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 5,444,180 4,595,593
FHLMC Pool, 30 Year, 3%, 3/01/43 - 10/01/51 .............. United States 1,078,479 952,187
FHLMC Pool, 30 Year, 3.5%, 12/01/42 - 8/01/52 ............ United States 2,585,854 2,359,093

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 4%, 7/01/42 - 5/01/52 ............... United States 2,774,271 $ 2,629,984
FHLMC Pool, 30 Year, 4.5%, 8/01/52 - 2/01/53 ............. United States 1,211,287 1,161,056
FHLMC Pool, 30 Year, 5.5%, 9/01/52 - 11/01/53 ............ United States 1,692,170 1,703,952
FHLMC Pool, 30 Year, 6%, 3/01/35 - 9/01/53 ............... United States 351,945 359,701
15,621,802
Federal National Mortgage Association (FNMA) Fixed Rate 4.7%
FNMA, 3.5%, 5/01/56 ................................ United States 727,414 656,103
FNMA, 15 Year, 2%, 10/01/27 - 8/01/28 ................... United States 1,098,191 1,067,013
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 1,370,747 1,278,456
FNMA, 15 Year, 3%, 12/01/30 .......................... United States 368,696 362,704
FNMA, 30 Year, 2%, 9/01/50 - 4/01/52 .................... United States 15,560,830 12,473,065
FNMA, 30 Year, 2.5%, 9/01/50 - 4/01/52 .................. United States 23,456,762 19,677,529
FNMA, 30 Year, 3%, 8/01/51 ........................... United States 15,656,157 13,798,273
FNMA, 30 Year, 3%, 2/01/43 - 4/01/52 .................... United States 4,446,478 3,944,144
FNMA, 30 Year, 3.5%, 5/01/43 - 6/01/52 .................. United States 5,507,417 5,039,480
FNMA, 30 Year, 4%, 9/01/45 - 5/01/53 .................... United States 2,273,116 2,135,042
FNMA, 30 Year, 4.5%, 5/01/48 - 5/01/53 .................. United States 4,479,936 4,310,971
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 927,033 916,486
FNMA, 30 Year, 5.5%, 7/01/33 - 11/01/53 ................. United States 3,203,404 3,235,312
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 4,382,132 4,483,180
l
Uniform Mortgage-Backed Securities, 2%, TBA, 5/25/55 ...... United States 6,000,000 4,760,568
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 5/25/55 ..... United States 7,000,000 5,820,383
l
Uniform Mortgage-Backed Securities, 4.5%, TBA, 5/25/55 ..... United States 8,000,000 7,651,877
l
Uniform Mortgage-Backed Securities, 5%, TBA, 5/25/55 ...... United States 3,000,000 2,937,152
94,547,738
Government National Mortgage Association (GNMA) Fixed Rate 2.4%
GNMA I, 30 Year, 4%, 4/15/43 .......................... United States 1,452,422 1,388,972
GNMA I, Single-family, 30 Year, 3.5%, 11/15/47 ............. United States 42,274 39,093
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 3,811,126 3,444,783
GNMA II, Single-family, 30 Year, 2.5%, 9/20/52 - 2/20/53 ...... United States 10,145,876 8,713,384
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 18,296,630 16,426,058
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 - 5/15/55 ..... United States 6,915,392 6,293,110
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 - 10/20/49 ..... United States 309,419 296,874
GNMA II, Single-family, 30 Year, 5%, 2/20/49 - 5/15/55 ....... United States 9,046,626 8,898,310
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 3,929,831 3,946,746
49,447,330
Total Mortgage-Backed Securities (Cost $165,632,752) .........................
159,616,870
Municipal Bonds 0.1%
California 0.0%
†
State of California , GO , 7.5% , 4/01/34 ....................
United States 215,000 250,070
Ohio 0.0%
†
Ohio State University (The) , Revenue , 2010 C , 4.91% , 6/01/40 .
United States 275,000 270,294
Texas 0.1%
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 350,000 389,391
Total Municipal Bonds (Cost $840,892) .......................................
909,755

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities 0.0%
†
Financial Services 0.0%
†
j,m
FNMA , 2001-79 , BI , IO, FRN , 0.244% , 3/25/45 ............. United States 155,014 $ 790
n
FNMA Connecticut Avenue Securities , 2016-C01 , 1M2 , FRN ,
11.218% , ( 30-day SOFR Average + 6.864% ), 8/25/28 ....... United States 98,509 101,613
102,403
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $115,398) ..................
102,403
Total Long Term Investments (Cost $1,560,047,771) ...........................
1,972,585,295
a
Number of
Contracts
Notional
Amount
#
a a a aa
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $125.00, Expires 1/16/26 ................... 58,663,125 5,340,104,269 936,079
Southwest Airlines Co., Counterparty CITI, January Strike Price
$40.00, Expires 1/16/26 ............................. 1,950,080 54,524,237 33,816
969,895
Total Options Purchased (Cost $1,350,554) ...................................
969,895
Short Term Investments 4.7%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 4.5%
o,p
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 91,346,726 91,346,726
Total Money Market Funds (Cost $ 91,346,726) ................................
91,346,726
Investments from Cash Collateral Received for
Loaned Securities 0.2%
Money Market Funds 0.2%
o,p
Putnam Cash Collateral Pool, LLC, 4.502% ................ United States 3,786,200 3,786,200
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $3,786,200) ..........................................................
3,786,200
Total Short Term Investments (Cost $95,132,926 ) ..............................
95,132,926
a
Total Investments (Cost $1,656,531,251) 101.8% ..............................
$2,068,688,116
Options Written (0.0)%
†
....................................................
(530,213)
Other Assets, less Liabilities (1.8)% .........................................
(35,619,158)
Net Assets 100.0% .........................................................
$2,032,538,745
a a a

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following futures contracts outstanding.
a
a a
Number of
Contracts
Notional
Amount
#
a Value
Options Written (0.0)%
†
Calls - Over-the-Counter
Equity Options (0.0)%
†
Seagate Technology Holdings plc, Counterparty MSCO, January
Strike Price $135.00, Expires 1/16/26 ................... 63,356,175 5,767,312,610 $(530,213)
(530,213)
Total Options Written (Premiums received $774,353) ..........................
$ (530,213)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at April 30, 2025.
c
A portion or all of the security is held in connection with written option contracts open at period end.
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $67,734,407, representing 3.3% of net assets.
e
Perpetual security with no stated maturity date.
f
The coupon rate shown represents the rate at period end.
g
A portion or all of the security purchased on a delayed delivery basis.
h
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $3,055,546, representing 0.2% of net assets.
i
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Defaulted security or security for which income has been deemed uncollectible.
l
Security purchased on a to-be-announced (TBA) basis.
m
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
n
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
o
See Note
3
regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
S&P 500 E-Mini Index ......................... Long 47 $ 13,129,450 6/20/25 $ 511,332
Total Futures Contracts ...................................................................... $511,332
*
As of period end.

George Putnam Balanced Fund
Schedule of Investments (unaudited)
George Putnam Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2025, the Fund had the following forward exchange contracts outstanding.
See abbreviations on page 28 .
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Hong Kong Dollar ... GSCO Sell 3,164,700 407,171 5/21/25 $ — $ (989)
Hong Kong Dollar ... HSBK Sell 40,063,700 5,155,074 5/21/25 15 (12,071)
Hong Kong Dollar ... SSBT Buy 39,576,700 5,093,356 5/21/25 10,964 —
Hong Kong Dollar ... SSBT Sell 17,541,900 2,257,336 5/21/25 — (5,093)
British Pound ...... BOFA Sell 2,646,200 3,393,011 6/18/25 — (134,224)
British Pound ...... BZWS Sell 1,314,200 1,685,946 6/18/25 — (65,808)
British Pound ...... GSCO Sell 102,100 130,985 6/18/25 — (5,108)
British Pound ...... HSBK Sell 150,400 192,814 6/18/25 — (7,661)
British Pound ...... JPHQ Sell 1,200,100 1,538,586 6/18/25 — (61,080)
British Pound ...... MSCO Sell 1,017,100 1,309,250 6/18/25 — (46,486)
British Pound ...... SSBT Buy 1,662,000 2,148,127 6/18/25 67,225 —
British Pound ...... SSBT Sell 3,819,400 4,896,287 6/18/25 — (194,756)
British Pound ...... TDOM Sell 2,038,500 2,613,463 6/18/25 — (103,742)
British Pound ...... UBSW Sell 272,000 348,962 6/18/25 — (13,599)
British Pound ...... WPAC Sell 1,717,200 2,203,210 6/18/25 — (85,720)
Danish Krone ...... HSBK Sell 11,825,300 1,712,779 6/18/25 — (87,908)
Euro ............. BZWS Buy 344,800 368,580 6/18/25 23,210 —
Euro ............. BZWS Sell 3,860,000 4,156,622 6/18/25 — (229,428)
Euro ............. CITI Sell 207,800 223,733 6/18/25 — (12,386)
Euro ............. GSCO Sell 458,300 493,559 6/18/25 — (27,199)
Euro ............. MSCO Buy 1,175,200 1,276,384 6/18/25 58,976 —
Euro ............. MSCO Sell 494,100 532,915 6/18/25 — (28,522)
Euro ............. SSBT Buy 5,992,900 6,512,966 6/18/25 296,660 —
Euro ............. SSBT Sell 418,800 452,429 6/18/25 — (23,446)
Euro ............. UBSW Sell 2,310,800 2,487,484 6/18/25 — (138,237)
Swedish Krona ..... MSCO Sell 49,836,400 4,961,439 6/18/25 — (210,076)
Canadian Dollar .... BOFA Sell 721,700 506,986 7/16/25 — (18,542)
Canadian Dollar .... BZWS Sell 2,389,800 1,678,552 7/16/25 — (61,655)
Canadian Dollar .... CITI Sell 3,230,800 2,269,183 7/16/25 — (83,425)
Canadian Dollar .... GSCO Sell 4,098,700 2,878,727 7/16/25 — (105,869)
Canadian Dollar .... HSBK Sell 494,700 349,872 7/16/25 — (10,360)
Canadian Dollar .... JPHQ Sell 1,201,600 843,962 7/16/25 — (31,020)
Canadian Dollar .... MSCO Sell 291,500 204,736 7/16/25 — (7,529)
Canadian Dollar .... SSBT Sell 11,700 8,215 7/16/25 — (304)
Canadian Dollar .... TDOM Sell 238,200 167,304 7/16/25 — (6,149)
Canadian Dollar .... UBSW Sell 4,367,400 3,067,576 7/16/25 — (112,682)
Total Forward Exchange Contracts ................................................... $457,050 $(1,931,074)
Net unrealized appreciation (depreciation) ............................................ $(1,474,024)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.

George Putnam Balanced Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
George Putnam Balanced Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At April 30, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P , 4.468% ...... $83,463,167 $328,829,040 $(320,945,481) $— $— $91,346,726 91,346,726 $3,216,619
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC , 4.502% ............. $2,123,555 $162,459,419 $(160,796,774) $— $— $3,786,200 3,786,200 $333,359
Total Affiliated Securities ... $85,586,722 $491,288,459 $(481,742,255) $— $— $95,132,926 $3,549,978
2. Financial Instrument Valuation
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 18,847,180 $ — $ — $ 18,847,180
Air Freight & Logistics ................... 8,028,927 — — 8,028,927
Automobiles .......................... 26,129,832 — — 26,129,832
Banks ............................... 29,885,321 — — 29,885,321
Beverages ........................... 17,349,850 — — 17,349,850
Biotechnology ......................... 21,833,684 — — 21,833,684
Broadline Retail ....................... 58,902,457 — — 58,902,457
Building Products ...................... 5,252,880 — — 5,252,880
Capital Markets ........................ 27,994,383 — — 27,994,383
Chemicals ........................... 19,797,348 — — 19,797,348
Commercial Services & Supplies ........... 9,291,552 — — 9,291,552
Communications Equipment .............. 17,453,280 — — 17,453,280
Construction Materials .................. 6,279,399 — — 6,279,399
Consumer Finance ..................... 13,578,085 — — 13,578,085
Consumer Staples Distribution & Retail ...... 30,123,427 — — 30,123,427
Containers & Packaging ................. 2,577,755 — — 2,577,755
Diversified Telecommunication Services ..... 9,428,332 — — 9,428,332
Electric Utilities ........................ 32,523,973 — — 32,523,973
Entertainment ......................... 30,805,057 — — 30,805,057
Financial Services ...................... 67,587,067 — — 67,587,067
Food Products ........................ 5,722,102 — — 5,722,102
Ground Transportation .................. 8,421,382 — — 8,421,382
Health Care Equipment & Supplies ......... 26,670,313 — — 26,670,313
Health Care Providers & Services .......... 35,224,708 — — 35,224,708
Health Care REITs ..................... 6,104,516 — — 6,104,516
Hotels, Restaurants & Leisure ............. 11,259,385 — — 11,259,385
Household Durables .................... 3,295,326 — — 3,295,326
Household Products .................... 13,597,481 — — 13,597,481
Industrial Conglomerates ................ 9,613,325 — — 9,613,325
Industrial REITs ....................... 4,794,917 — — 4,794,917
Insurance ............................ 39,150,038 6,302,968 — 45,453,006
Interactive Media & Services .............. 79,471,618 — — 79,471,618
Life Sciences Tools & Services ............ 17,501,678 — — 17,501,678
Machinery ............................ 18,651,585 — — 18,651,585
Media ............................... 938,897 — — 938,897
Metals & Mining ....................... 2,576,425 3,889,748 — 6,466,173
Multi-Utilities .......................... 5,722,388 — — 5,722,388
Oil, Gas & Consumable Fuels ............. 33,511,614 9,968,677 — 43,480,291
Passenger Airlines ..................... 2,937,673 — — 2,937,673
Pharmaceuticals ....................... 38,970,291 — — 38,970,291
Real Estate Management & Development .... 2,029,654 — — 2,029,654
Semiconductors & Semiconductor Equipment . 133,390,745 — — 133,390,745
Software ............................. 123,864,975 — — 123,864,975
Specialized REITs ...................... 14,815,072 — — 14,815,072
Specialty Retail ........................ 22,728,089 — — 22,728,089
Technology Hardware, Storage & Peripherals . 89,344,589 — — 89,344,589
4. Fair Value Measurements
(continued)

George Putnam Balanced Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Level 1 Level 2 Level 3 Total
George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Textiles, Apparel & Luxury Goods .......... $ 7,172,350 $ — $ — $ 7,172,350
Tobacco ............................. 8,654,365 — — 8,654,365
Trading Companies & Distributors .......... 4,195,985 — — 4,195,985
Corporate Bonds ........................ — 292,604,577 — 292,604,577
Foreign Government and Agency Securities .... — 1,881,867 — 1,881,867
U.S. Government and Agency Securities ....... — 269,782,877 — 269,782,877
Asset-Backed Securities ................... — 798,241 — 798,241
Commercial Mortgage-Backed Securities ...... — 2,726,037 — 2,726,037
Mortgage-Backed Securities ................ — 159,616,870 — 159,616,870
Municipal Bonds ......................... — 909,755 — 909,755
Residential Mortgage-Backed Securities ....... — 102,403 — 102,403
Options Purchased ....................... — 969,895 — 969,895
Short Term Investments ................... 95,132,926 — — 95,132,926
Total Investments in Securities ........... $1,319,134,201 $749,553,915
a
$— $2,068,688,116
Other Financial Instruments:
Forward Exchange Contracts ............... $— $457,050 $— $457,050
Futures Contracts ....................... 511,332 — — 511,332
Total Other Financial Instruments ......... $511,332 $457,050 $— $968,382
Liabilities:
Other Financial Instruments:
Options Written .......................... $— $530,213 $— $530,213
Forward Exchange Contracts ............... — 1,931,074 — 1,931,074
Total Other Financial Instruments ......... $— $2,461,287 $— $2,461,287
a
Includes foreign securities valued at $20,161,393, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
ICE
Intercontinental Exchange
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TBA
To-Be-Announced
T-Note
Treasury Note
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.